Income Tax	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Tax [Abstract]
INCOME TAX

10 - INCOME TAX

(a) Income Tax Expense

Income tax benefit for the nine months ended December 31, 2024 was $0.5 million, and income tax expense for the nine months ended December 31, 2023 amounted to $0.7 million. Significant components of the provision for income taxes are as follows:

	For the Nine Months Ended December 31,
	2024	2023
Current
Federal	$101,808	$183,590
State	120,932	182,860
City	119,766	139,903
Deferred
Federal	(508,000)	166,500
State	(202,000)	42,300
City	(128,000)	24,500
Foreign	(26,160)	(7,656)
Total	$(521,654)	$731,997

The provision for income taxes is based on the following pretax income (loss):

	For the Nine Months Ended December 31,
	2024	2023
U.S.	$(2,412,980)	$1,973,031
Canada	(115,517)	(33,146)
Total	$(2,528,497)	$1,939,885

For the nine months ended December 31, 2024, the total pre-tax loss was $2.5 million, which included $2.4 million pre-tax loss in the U.S. and $0.1 million pre-tax loss in Canada. For the nine months ended December 31, 2023, the total pre-tax income was $1.9 million, which included $2.0 million pre-tax income in the U.S. and $$0.1 million pre-tax loss in Canada.

The following table reconciles to the Company’s effective tax rate:

	For the Nine Months Ended December 31
	2024	2023
Pre-tax book (loss) income	$(2,528,497)	$1,939,885
Federal Statutory rate	21.0%	21.0%
State income tax rate, net of federal income tax benefit	4.3%	8.0%
City income tax rate, net of federal income tax benefit	3.7%	5.0%
Foreign statutory rate	0.4%	(0.4)%
Permanent differences	(4.0)%	5.3%
Return to project adjustment	(4.8)%	(1.4)%
Total	20.6%	37.5%

Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. For the nine months ended December 31, 2024 and 2023, the Company accrued $63,812 and $55,604 income tax related penalty included in taxes payable in the unaudited condensed consolidated balance sheets, respectively.

United States

Income tax benefit for the nine months ended December 31, 2024 amounted to $0.5 million and income tax expense for the nine months ended December 31, 2023 amounted to $0.7 million.

Significant components of the provision for income taxes are as follows:

	For the Nine Months Ended December 31,
	2024	2023
Current
Federal	$101,808	$183,590
State	120,932	182,860
City	119,766	139,903
Deferred
Federal	(508,000)	166,500
State	(202,000)	42,300
City	(128,000)	24,500
Total	$(495,494)	$739,653

Canada

Fly Toronto Corp, a subsidiary of the Company, was formed under the laws of Canada and conducts its business primarily in Canada.

Income tax benefit for the nine months ended December 31, 2024 and 2023 amounted to $26,160 and $7,656, respectively. Significant components of the provision for income taxes are as follows:

	For the Nine Months Ended December 31
	2024	2023
Current
Federal	$-	$-
State	-	-
City	-	-
Deferred
Federal	(14,807)	(4,334)
State	(11,353)	(3,322)
City	-	-
Total	$(26,160)	$(7,656)

(b) Deferred Tax Assets (Liabilities)

Net DTAs as of December 31, 2024 and March 31, 2024 amounted to $497,939 and $35,199, respectively. Significant components of DTAs (DTLs), net are as follows:

	As of December 31, 2024	As of March 31, 2024
Net operating loss carry forwards	$716,087	$40,332
Inventory reserve	330,000	186,000
Lease liability	5,216,000	5,810,000
Less: Valuation allowance	-	-
Total deferred tax assets (DTAs)	$6,262,087	$6,036,332
Accumulated depreciation	(493,881)	(482,133)
ROU asset	(4,873,000)	(5,519,000)
Total deferred tax liabilities (DTLs)	(5,366,881)	(6,001,133)
Total deferred tax assets, net	$895,206	$35,199

Deferred tax assets (liabilities) - U.S., net	$833,000	$(5,000)
Deferred tax assets - Canada, net	$62,206	40,199

As of December 31, 2024 and March 31, 2024, the Company had approximately $6.3 million and $6.0 million, respectively, in the DTAs, which respectively included approximately $0.7 million and $40,332 related to net operating loss carryforwards that can be used to offset taxable income in future periods, $5.2 million and $5.8 million related to lease liability, and $0.3 million and $0.2 million related to inventory allowance.

As of December 31, 2024 and March 31, 2024, the Company had approximately $5.4 million and $6.0 million, respectively, which included $0.5 million and $0.5 million, respectively, in the DTLs that related to accumulated depreciation and $4.9 million and $5.5 million related to ROU assets.

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. As of December 31, 2024 and March 31, 2024, the Company recorded approximately $62,206 and $40,199, respectively, in the net DTAs. The tax losses in Canada can be carried forward for twenty years to offset future taxable profit. The tax losses of entities in Canada will begin to expire in 2044, if not utilized. As of December 31, 2024, management considered it more likely than not that the Company will have sufficient taxable income in the future that will allow the Company to realize these net DTAs.

As a result of the Tax Cuts and Jobs Act (TCJA), US NOLs arising after December 31, 2017, may be carried forward indefinitely and can offset only up to 80% of taxable income in any future year.

Uncertain Tax Positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and March 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.

10 - INCOME TAX

(a) Income Tax Expense

The company conduct business both domestically and internationally and, as a result, the parent company and most of its subsidiaries file a consolidated income tax return in U.S. federal, U.S. states and U.S. Cities, and one of the subsidiaries files a foreign income tax return in certain foreign jurisdictions.

The Company will file a consolidated annual U.S. federal tax return for tax year ending March 31, 2024, as well as combined tax returns for New Jersey, New York State, Florida, Massachusetts, Maryland, California, District of Columbia, and New York City. Most subsidiaries of the Company were incorporated in the State of New York and are subject to the U.S. federal corporate income taxes with a tax rate of 21.0%. The State of New York levies a corporate income tax rate of 8.45% on state-level earnings. In addition, a sum of fixed dollar minimum taxes is imposed on the taxable group members, in accordance with their gross receipts within the State of New York. The City of New York levies a 6.50% city corporate income tax, along with a sum of fixed dollar minimum taxes, applied to taxable group members based on their gross receipts within the city. Four of the Company’s subsidiaries are located in New Jersey, which imposes a state income tax rate of 9.0%. One of the Company’s subsidiaries is located in Florida, which imposes a state income tax rate of 5.5%. Two subsidiaries of the Company are located in Texas, which imposes a state income tax rate of 0.75% on the appointed state revenue. One of the Company’s subsidiaries is located in California, which imposes a state income tax rate of 8.84%. One of the Company’s subsidiaries is located in District of Columbia, which imposes a state income tax rate of 8.25%.

The Company’s wholly owned foreign subsidiary in Canada will file a Canadian federal tax return for tax year ending March 31, 2024, as well as Ontario state tax return. It is subject to the Canadian federal corporate income taxes with a tax rate of 15.0% and Ontario state corporate income taxes with a tax rate of 11.5%.

Income tax on unappropriated earnings is accrued during the period the earnings arise and adjusted to the extent that distributions are approved by the stockholders in the following year.

Income tax expense for the years ended March 31, 2024 and 2023 amounted to $1.18 million and $0.82 million, respectively. Significant components of the provision for income taxes are as follows:

	For the Year Ended March 31,
	2024	2023
Current
Federal	$474,445	$210,924
State	297,885	107,325
City	234,510	54,847
Deferred
Federal	158,300	236,200
State	36,300	115,700
City	21,500	96,900
Foreign	(40,007)	-
Total	$1,182,933	$821,896

The provision for income taxes is based on the following pretax income (loss):

	For the Year Ended March 31,
	2024	2023
U.S.	$3,275,797	$2,200,467
Canada	(197,642)	-
Total	$3,078,155	$2,200,467

For the year ended March 31, 2024, the total pre-tax income was $3.1 million, which included $3.3 million pre-tax income in U.S. and $0.2 million pre-tax loss in Canada. For the year ended March 31 2023, the total pre-tax income was $2.2 million all of which was generated in the U.S.

The following table reconciles to the Company’s effective tax rate:

	For the Year Ended March 31,
	2024	2023
Pre-tax book income	$3,078,155	$2,200,467
Federal Statutory rate	21.0%	21.0%
State income tax rate, net of federal income tax benefit	7.9%	9.5%
City income tax rate, net of federal income tax benefit	5.0%	6.9%
Foreign statutory rate	-	-
Permanent differences	5.2%	1.6%
Return to project adjustment	(0.8)%	(1.6)%
Total	38.3%	37.4%

Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. For the years ended March 31, 2024, the Company accrued $60,487 in income tax related penalty included in taxes payable in the consolidated balance sheets.

United States

Income tax expense for the year ended March 31, 2024 and 2023 amounted to $1.22 million and $0.82 million, respectively.

Significant components of the provision for income taxes are as follows:

	For the Year Ended March 31,
	2024	2023
Current
Federal	$474,445	$210,924
State	297,885	107,325
City	234,510	54,847
Deferred
Federal	158,300	236,200
State	36,300	115,700
City	21,500	96,900
Total	$1,222,940	$821,896

Canada

Fly Toronto Corp, a subsidiary of the Company, was formed under the laws of Canada and conducts its business primarily in Canada.

Income tax benefit for the year ended March 31, 2024 and 2023 amounted to $40,007 and nil, respectively. Significant components of the provision for income taxes are as follows:

	For the Year Ended March 31,
	2024	2023
Current
Federal	$-	$-
State	-	-
City	-	-
Deferred
Federal	(22,845)	-
State	(17,515)	-
City	353	-
Total	$(40,007)	$-

(b) Deferred Tax Assets (Liabilities)

Net DTAs as of March 31, 2024 amounted to $35,199, and as of March 31, 2023, net Deferred Tax Assets (the “DTLs”) amounted to $211,100. Significant components of DTAs (DTLs), net are as follows:

	As of March 31, 2024	As of March 31, 2023
Net operating loss carry forwards	$40,332	$93,800
Inventory reserve	186,000	155,400
Lease liability	5,810,000	3,702,500
Less: Valuation allowance	-	-
Total deferred tax assets (DTAs)	$6,036,332	$3,951,700
Accumulated depreciation	(482,133)	(230,600)
ROU asset	(5,519,000)	(3,510,000)
Total deferred tax liabilities (DTLs)	(6,001,133)	(3,740,600)
Total deferred tax assets, net	$35,199	$211,100
Deferred tax assets (liabilities) - U.S., net	$(5,000)	$211,100
Deferred tax assets - Canada, net	$40,199	-

As of March 31, 2024 and 2023, the Company had approximately $6.04 million and $3.95 million, respectively, in the DTAs, which respectively included approximately $0.04 million and $0.09 million related to net operating loss carryforwards that can be used to offset taxable income in future periods, $5.81 million and $3.70 million related to lease liability, and $0.19 million and $0.16 million related to inventory allowance.

As of March 31, 2024 and 2023, the Company had approximately $6.00 million and $3.74 million, respectively, which included $0.48 million and $0.23 million, respectively, in the DTLs that related to accumulated depreciation and $5.52 million and $3.51 million related to ROU asset.

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. As of March 31, 2024 and 2023, the Company recorded approximately $0.04 million and $0.21 million, respectively, in the net DTAs. The tax losses in Canada can be carried forward for twenty years to offset future taxable profit. The tax losses of entities in Canada will begin to expire in 2044, if not utilized. As of March 31, 2024, management considered it more likely than not that the Company will have sufficient taxable income in the future that will allow the Company to realize these net DTAs.

For the year ended March 31, 2024 and 2023, the Company’s pre-tax book income in the U.S. was approximately $3.08 million and $2.20 million, respectively, and all of previous net tax loss carry forward was used to reduce taxable income in the current period. In addition, for the years ended March 31, 2024 and 2023, the Company’s pre-tax book loss in Canada was approximately $0.20 million and nil, respectively.

Uncertain Tax Positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.